Changes in the scope of consolidation (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 27, 2021	Feb. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant business acquisitions and divestitures [Abstract]
Ownership percentage in subsidiary		50.10%
Significant acquisitions and divestitures			€ 0.0	€ 0.0	€ 0.0
Inocean AS [Member]
Significant business acquisitions and divestitures [Abstract]
Ownership percentage in subsidiary	100.00%
Percentage of remaining ownership interest acquired in subsidiary	49.00%
Business acquisition, value of consolidation not acquired	€ 2.0
Carrying amount of non-controlling interest	€ 0.5